Note 11 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventory [text block]
[US$ thousands]	As of December 31,
Inventories	2018	2019
Handsets	-	7,656
Prepaid airtime	-	96
Total	-	7,752